Property, plant and equipment - Disclosure of property plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 43,913	£ 39,853
Property, plant and equipment, ending balance	48,770	43,913
Right-of-use assets	684
IFRS 16
Changes in property, plant and equipment [abstract]
Right-of-use assets			£ 468
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	63,076	57,434
Right-of-use assets recognised on transition to IFRS 16			468
Exchange adjustments	1,695	2,232
Additions	4,727	4,015
Disposals	(639)	(595)
Reclassifications	(87)	(10)
Property, plant and equipment, ending balance	69,240	63,076
Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(19,163)	(17,581)
Exchange adjustments	(408)	(545)
Depreciation charge for the year	(1,464)	(1,573)
Disposals	558	536
Reclassifications	7	0
Property, plant and equipment, ending balance	(20,470)	(19,163)
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,560
Property, plant and equipment, ending balance	3,050	2,560
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,338	2,930
Right-of-use assets recognised on transition to IFRS 16			381
Exchange adjustments	98	114
Additions	130	34
Disposals	(79)	(35)
Reclassifications	29	295
Property, plant and equipment, ending balance	3,897	3,338
Land and buildings | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(778)	(674)
Exchange adjustments	(16)	(19)
Depreciation charge for the year	(92)	(93)
Disposals	36	7
Reclassifications	3	1
Property, plant and equipment, ending balance	(847)	(778)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	36,589
Property, plant and equipment, ending balance	41,281	36,589
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	54,383	49,374
Right-of-use assets recognised on transition to IFRS 16			67
Exchange adjustments	1,511	2,001
Additions	464	391
Disposals	(486)	(357)
Reclassifications	4,303	2,974
Property, plant and equipment, ending balance	60,242	54,383
Plant and machinery | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(17,794)	(16,398)
Exchange adjustments	(372)	(501)
Depreciation charge for the year	(1,252)	(1,229)
Disposals	464	335
Reclassifications	(7)	(1)
Property, plant and equipment, ending balance	(18,961)	(17,794)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,425
Property, plant and equipment, ending balance	4,065	4,425
Property, plant and equipment, expenditures recognised in course of its construction	150
Proceeds from termination fees received	13
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,425	4,273
Right-of-use assets recognised on transition to IFRS 16			0
Exchange adjustments	53	70
Additions	4,029	3,533
Disposals	(9)	(159)
Reclassifications	(4,433)	(3,292)
Property, plant and equipment, ending balance	4,065	4,425
Assets in the course of construction | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Exchange adjustments	0	0
Depreciation charge for the year	0	(150)
Disposals	0	150
Reclassifications	0	0
Property, plant and equipment, ending balance	0	0
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	339
Property, plant and equipment, ending balance	374	339
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	930	857
Right-of-use assets recognised on transition to IFRS 16			£ 20
Exchange adjustments	33	47
Additions	104	57
Disposals	(65)	(44)
Reclassifications	14	13
Property, plant and equipment, ending balance	1,036	930
Motor vehicles and office equipment | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(591)	(509)
Exchange adjustments	(20)	(25)
Depreciation charge for the year	(120)	(101)
Disposals	58	44
Reclassifications	11	0
Property, plant and equipment, ending balance	£ (662)	£ (591)